Related party transactions (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Compensation of Key Management Personnel and Directors
Compensation of Key management personnel and Directors

	For the year ended

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Salaries and other short-term employee benefits (1)	$35	$31
Post-employment benefits (2)	4	3
Share-based payments (3)	70	67
	$109	$101

(1)
Includes the portion of the annual variable short-term incentive bonus that certain executives elected to receive in the form of DSUs. Refer to Note 20 for further details. Directors receive retainers but do not receive salaries and other short-term employee benefits.

(2)	Directors do not receive post-employment benefits.
(3)	The Bank offers share-based compensation plans to KMP and Directors. Refer to Note 20 for further details.

Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates
Other transactions, arrangements or agreements involving joint ventures and associates

	As at or for the year ended

(Millions of Canadian dollars)	October 31 2025	October 31 2024
Commitments and other contingencies	$1,207	$1,226
Other fees received for services rendered	105	73
Other fees paid for services received	121	119